[LOGO OMITTED]
B


                        BROWN INVESTMENT ADVISORY & TRUST
                             EMERGING GROWTH SHARES

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2001

--------------------------------------------------------------------------------

EMERGING GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

                                                                  April 30, 2001
Dear Shareholder:

The first few months of the year 2001 were difficult for virtually all investors, but especially for those of us investing in emerging growth companies. The market downturn, which began in March 2000, became the largest decline in growth stocks as measured by the NASDAQ Composite Index.(1) No ordinary decline, this drop of 67.5% exceeded the record decline of 59.9% set during the bear market of 1973-1974. Furthermore, it's been the worst of times for small-cap growth stocks. During this decline in the NASDAQ, the Russell 2000 Growth Index(2) trailed the Russell 2000 Value Index(3) by 66.5 percentage points, representing the widest difference between these two indices and investing styles ever. As a result of the market decline, we believe that the speculative price environment, excessive margin debt, red-hot new issue market and rampant day trading mentality that had built to a crescendo at the top, have all been eliminated. The way has been cleared to form a base from which large gains can potentially be achieved by being invested in rapidly growing companies.

Our work suggests that the stage has been set for an orderly recovery in which we believe our strategy has the potential to produce outstanding relative returns. Factors contributing to this upside potential include:

a) the re-discovery process of small cap companies as their results distinguish them in a slow economy

b) relative valuations appear attractive following years of under-performance

c) investors are beginning to differentiate between a good business and the marginal, less sustainable business models which came public during the 1999-2000 IPO frenzy

d) money which had been moved out of the sector to seemingly defensive investments returning to small companies

As you know, we remain fully invested and do not attempt to `time the market.' As a result, during the first six months of the fiscal year 2001, which ended April 30th, the Fund was down 21.01% compared to the Russell 2000 Growth Index, which was down 17.34%. However, the entire relative decline took place as the market declined. The low occurred on April 4th leaving the rest of April for the initial recovery. During all of April, your Fund was up 18.60% vs. the Russell 2000 Growth Index, which was up 12.24%. As we documented in our last shareholder letter, our Fund has tended to outperform on the upside once the market has turned, following a period of under-performance during a bear market. While past performance is no guarantee of future results, historically, the magnitude of the recovery has outweighed that of the decline, the result of which has been positive long-term relative performance.

Our positive long-term relative performance has been driven by strong aggregate earnings growth from the Fund's portfolio of companies. We are optimistic about the future based on the strong earnings outlook for these companies once a new bull market emerges. Most companies in the portfolio have grown, despite a slowing economy, particularly in the Technology and Telecommunications sectors. Moreover, numerous additions to the portfolio during the bear market look particularly attractive. Examples are Synplicity, CoStar Group, Alpha Industries, Powerwave Technologies, Interwoven, I-Many, Webex Communications, Digital Insight, Tripath Technology and others. We are confident that earnings for the companies included in the portfolio are likely to grow in excess of 35% going forward.

The combined positive outlook for our companies in a cloudy economy and what we see as the bottoming of the market cycle of epic proportions cause us to be very optimistic about future performance.

[/s/ SIGNATURE]
Frederick L. Meserve, Jr.
Portfolio Manager

--------------------------------------------------------------------------------
(1) THE NASDAQ COMPOSITE INDEX IS AN UNMANAGED MARKET VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-US-BASED SECURITIES.
(2) THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED VALUES.
(3) THE RUSSELL 2000 VALUE INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

--------------------------------------------------------------------------------

EMERGING GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Emerging Growth Fund--Brown Investment Advisory &Trust (BIAT),
                           Russell 2000 Growth Index,
   S&P 500 Index, Russell 2000 Index and Lipper Multi Cap Growth Funds Average
             Growth of a 410,000 Investment (1) (since May 9, 1997)
--------------------------------------------------------------------------------
[GRAPH OMITTED]
PLOT POINTS FOLLOW:

              Emerging                               Russell    Lipper Multi
            Growth Fund-  Russell 2000  S&P 500       2000      Cap Growth
            BIAT Shares   Growth Index   Index        Index    Funds Average
05/09/97      $10000       $10000       $10000       $10000       $10000
06/30/97       11459        10869        10449        10429        10371
07/31/97       11733        11195        11280        10914        11301
08/31/97       12232        12088        10648        11164        11118
09/30/97       13262        11362        11232        11981        11858
10/31/97       12468        11091        10856        11454        11329
11/30/97       12387        11098        11359        11380        11316
12/31/97       12246        10950        11554        11579        11401
01/31/98       12117        11916        11683        11396        11332
02/28/98       13345        12416        12525        12239        12300
03/31/98       14343        12492        13166        12744        12921
04/30/98       14044        11585        13299        12814        13081
05/31/98       12477        11703        13071        12124        12474
06/30/98       12742        10726        13601        12150        13103
07/31/98       11311         8250        13456        11166        12631
08/31/98        8775         9086        11513         8998        10337
09/30/98        9806         9560        12247         9702        11137
10/31/98       10815        10302        13244        10098        11685
11/30/98       11485        11234        14048        10627        12597
12/31/98       13086        11739        14857        11284        14086
01/31/99       12505        10666        15478        11434        14861
02/28/99       11288        11045        14997        10508        14003
03/31/99       11390        12021        15597        10672        15010
04/30/99       11840        12040        16200        11629        15426
05/31/99       11981        12674        15818        11799        15193
06/30/99       12799        12282        16696        12332        16319
07/31/99       12179        11823        16175        11994        15995
08/31/99       12060        12051        16096        11550        16014
09/30/99       12861        12359        15655        11552        16106
10/31/99       13841        13666        16646        11599        17377
11/30/99       15430        16075        16987        12292        19166
12/31/99       19583        15925        17984        13683        22602
01/31/00       17644        19631        17081        13463        22158
02/29/00       25607        17567        16758        15687        26664
03/31/00       21070        15793        18397        14652        25922
04/30/00       18946        14410        17844        13771        23394
05/31/00       17563        16272        17478        12968        21687
06/30/00       19398        14877        17909        14098        24341
07/31/00       18067        16442        17630        13645        23579
8/31/00        19907        15626        18725        14686        26468
9/30/00        17957        14357        17736        14254        25316
10/31/00       18501        11750        17662        13618        23314
11/30/00       15521        12469        16270        12220        18910
12/31/00       16215        13479        16350        13270        19641
1/31/01        16952        11631        16930        13961        20200
2/28/01        14151        10574        15386        13044        16868
3/31/01        12322        11868        14411        12406        14879
4/30/01        14614        11868        15525        13377        16731

                               TOTAL RETURN (%)(1)
                        ALL PERIODS ENDING APRIL 30, 2001


-----------------------------------------------------------------------------------------------

                                                  6    Year-to-           1   Annualized Since
                                             Months        Date        Year       Inception(6)
-----------------------------------------------------------------------------------------------
 EMERGING GROWTH FUND--BROWN
   INVESTMENT ADVISORY & TRUST (BIAT)       (21.01)%     (9.88)%    (22.87)%          10.01%
-----------------------------------------------------------------------------------------------
 Russell 2000 Growth Index(2)               (17.34)%     (4.82)%    (24.85)%          4.47%7
-----------------------------------------------------------------------------------------------
 S&P 500 Index(3)                           (12.07)%     (5.01)%    (12.97)%         14.61%7
-----------------------------------------------------------------------------------------------
 Russell 2000 Index(4)                       (1.77)%      0.81%      (2.86)%         13.10%7
-----------------------------------------------------------------------------------------------
 Lipper Multi Cap Growth Funds Average(5)   (26.94)%    (14.32)%    (27.18)%         13.45%7
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAT THEIR ORIGINAL COST. ALL PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS AND EXCLUDES THE IMPACT OF ANY SALES CHARGES.
(2) RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED VALUES. BENCHMARK RETURNS DO NOT REFLECT EXPENSES THAT HAVE BEEN DEDUCTED FROM THE FUND'S RETURNS.
(3) THE S&P 500 INDEX IS UNMANAGED AND MEASURES THE PERFORMANCE OF 500 LARGE US COMPANIES. BENCHMARK RETURNS DO NOT REFLECT EXPENSES THAT HAVE BEEN DEDUCTED FROM THE FUND'S RETURNS. DURING THE SIX MONTHS ENDED APRIL 30, 2001, THE FUND CHANGED ITS BENCHMARK FROM THE S&P 500 INDEX TO THE RUSSELL 2000 GROWTH INDEX AS IT MORE CLOSELY REFLECTS THE SECTORS IN WHICH THE FUND INVESTS.
(4) THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX. BENCHMARK RETURNS DO NOT REFLECT EXPENSES THAT HAVE BEEN DEDUCTED FROM THE FUND'S RETURNS.
(5) LIPPER FIGURES REPRESENT THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS DESIGNATED BY LIPPER INC. AS FALLING INTO THE CATEGORY INDICATED. THESE FIGURES DO NOT REFLECT SALES CHARGES.
(6) MAY 9, 1997.
(7) SINCE INCEPTION BENCHMARK RETURNS ARE FOR THE PERIODS BEGINNING MAY 31,
    1997.


--------------------------------------------------------------------------------
EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
APRIL 30, 2001
--------------------------------------------------------------------------------

  Shares      Security Description        Value
  ------      --------------------        -----

COMMON STOCK (97.58%)
BASIC MATERIALS (7.45%)
 242,828 ATMI, Inc.(1)                $ 6,393,661
  37,350 Symyx Technologies(1)          1,042,065
  54,919 Trex Company, Inc.(1)          1,551,462
                                      -----------
                                        8,987,188
                                      -----------
BUSINESS SERVICES (9.86%)
  87,658 Costar Group, Inc.(1)          2,038,048
 164,017 Documentum, Inc.(1)            2,455,334
  82,400 I2 Technologies, Inc.(1)       1,434,584
 146,109 MemberWorks, Inc.(1)           3,600,126
 179,856 QRS Corporation(1)             1,591,726
 308,641 Sitel Corp.(1)                   774,689
                                      -----------
                                       11,894,507
                                      -----------
CAPITAL GOODS (2.99%)
  85,969 Astropower, Inc.(1)            3,600,382
                                      -----------
CONSUMER CYCLICALS (11.89%)
 174,833 Apollo Group, Inc.--
           Class A(1)                   5,437,306
  53,766 Bright Horizons Family
           Solutions(1)                 1,336,085
  69,839 I-Many, Inc.(1)                  944,223
 234,221 Sunrise Assisted
           Living, Inc.(1)              5,272,315
  54,204 Tweeter Home Entertainment
           Group, Inc.(1)               1,355,642
                                      -----------
                                       14,345,571
                                      -----------
CONSUMER STAPLES (5.68%)
  30,327 Krispy Kreme Doughnuts,
           Inc.(1)                      1,232,489
 165,925 O'Charleys, Inc.(1)            3,268,723
 121,580 Starbucks Corp.(1)             2,352,573
                                      -----------
                                        6,853,785
                                      -----------
HEALTH CARE (12.10%)
 275,332 ArthroCare Corp.(1)            5,170,735
  19,303 Emisphere Technologies,
           Inc.(1)                        333,942
  30,906 Epix Medical, Inc.(1)            273,209
  24,948 Guilford Pharmaceuticals,
           Inc.(1)                        499,209
  85,279 Incyte Genomics, Inc.(1)       1,375,124
   6,450 Neose Technologies, Inc.(1)      175,892
  35,469 Sonosite, Inc.(1)                502,241
 700,277 US Oncology, Inc.(1)           6,267,479
                                      -----------
                                       14,597,831
                                      -----------
MEDIA/TELECOMMUNICATIONS (10.35%)
 143,713 Getty Images, Inc.(1)          3,618,693
 105,983 Powerwave Technologies,
           Inc.(1)                      1,925,711
 185,370 Tekelec, Inc.(1)               5,783,544
  96,969 Webex Communications(1)        1,159,749
                                      -----------
                                       12,487,697
                                      -----------

 Shares/
Principal    Security Description         Value
---------    --------------------         -----

TECHNOLOGY (30.20%)
 110,503 Alpha Industries, Inc.(1)    $ 2,715,059
 207,951 BroadVision, Inc.(1)           1,328,807
  25,537 Digimarc Corp.(1)                504,356
 102,036 Digital Insight Corp.(1)       1,240,758
 215,557 Eclipsys Corp.(1)              4,352,096
  37,800 Interwoven, Inc.(1)              553,392
 115,704 Keynote Systems, Inc.(1)       1,346,795
  79,747 Novadigm, Inc.(1)                765,571
 208,015 RSA Security, Inc.(1)          6,656,464
 262,254 Sipex Corp.(1)                 3,157,538
  91,254 Synopsys, Inc.(1)              5,240,717
 119,575 Synplicity, Inc.(1)            1,896,460
 166,509 Tripath Technology, Inc.(1)    1,282,119
 191,670 Wind River Systems(1)          5,389,760
                                      -----------
                                       36,429,892
                                      -----------
TRANSPORTATION (7.06%)
 178,507 Atlantic Coast Airlines,
           Inc.(1)                      4,319,869
 120,825 Forward Air Corp.(1)           4,192,628
                                      -----------
                                        8,512,497
                                      -----------
TOTAL COMMON STOCK
   (Cost $76,681,592)                 117,709,350
                                      -----------

REPURCHASE AGREEMENT (1.26%)
$1,524,000 Goldman Sachs & Co., Dated
             04/30/01, 4.450%, principal
             and interest in the amount
             of $1,524,188, due
             05/01/01, collateralized by
             US Treasury Bond, par value
             of $1,408,000, coupon rate
             6.625 %, due 02/15/27,
             market value of
             $1,554,723                1,524,000
                                    ------------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,524,000)                   1,524,000
                                    ------------
TOTAL INVESTMENTS
   (Cost $78,205,592)       98.84%  $119,233,350

OTHER ASSETS IN EXCESS
   OF LIABILITIES            1.16      1,394,693
                           ------   ------------
NET ASSETS                 100.00%  $120,628,043
                           ======   ============

-------------------
(1) NON-INCOME PRODUCING SECURITY.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES (unaudited)
APRIL 30, 2001
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (cost $78,205,592)                        $119,233,350
  Cash                                                                     217
  Receivable for capital shares sold                                   773,269
  Receivable for securities sold                                     1,309,257
  Dividends and interest receivable                                        188
  Prepaid expenses and other                                            46,059
                                                                  ------------
  Total assets                                                     121,362,340
                                                                  ------------
LIABILITIES
  Payable for capital shares redeemed                                  145,310
  Payable for securities purchased                                     388,097
  Accounting fees payable                                                4,608
  Advisory fees payable                                                 75,013
  Custody fees payable                                                  15,637
  Distribution fees payable                                             14,561
  Transfer agent fees payable                                           14,545
  Accrued expenses and other                                            76,526
                                                                  ------------
  Total liabilities                                                    734,297
                                                                  ------------
NET ASSETS                                                        $120,628,043
                                                                  ============
COMPOSITION OF NET ASSETS
  Paid-in capital                                                 $ 87,987,335
  Accumulated net investment loss                                     (807,542)
  Accumulated net realized loss from investment transactions        (7,579,508)
  Net unrealized appreciation on investments                        41,027,758
                                                                  ------------
NET ASSETS                                                        $120,628,043
                                                                  ============
NET ASSET VALUE PER SHARE:
  Class A Shares(1)                                               $      21.51
                                                                  ============
  Class B Shares(2)                                               $      20.52
                                                                  ============
  Class C Shares(3)                                               $      20.52
                                                                  ============
  Institutional Shares(4)                                         $      21.80
                                                                  ============
  BIAT Shares(5)                                                  $      21.81
                                                                  ============

------------------
(1) NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (BASED ON NET ASSETS OF $62,089,914 AND 2,885,937 SHARES OUTSTANDING).MAXIMUM OFFERING PRICE PER SHARE WAS $22.76 ($21.51 / 0.945). MAXIMUM OFFERING PRICE PER SHARE REFLECTS THE EFFECT OF THE 5.50% FRONT-END SALES CHARGE.
(2) NET ASSET VALUE AND OFFERING PRICE PER SHARE (BASED ON NET ASSETS OF $4,371,375 AND 213,003 SHARES OUTSTANDING). REDEMPTION VALUE IS $19.49 FOLLOWING A 5.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE.
(3) NET ASSET VALUE AND OFFERING PRICE PER SHARE (BASED ON NET ASSETS OF $105,444 AND 5,138 SHARES OUTSTANDING). REDEMPTION VALUE IS $20.30 FOLLOWING A 1.00% MAXIMUM CONTINGENT DEFERRED CHARGE.
(4) NET ASSET VALUE PER SHARE (BASED ON NET ASSETS OF $1,560,013 AND 71,575 SHARES OUTSTANDING).
(5) NET ASSET VALUE PER SHARE (BASED ON NET ASSETS OF $52,501,297 AND 2,407,569 SHARES OUTSTANDING).

See Notes to Financial Statements.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND
STATEMENT OF OPERATIONS (unaudited)

--------------------------------------------------------------------------------

                                                                  Six Months
                                                                     Ended
                                                                April 30, 2001
                                                                --------------
INVESTMENT INCOME
  Interest                                                       $     80,595
                                                                 ------------
EXPENSES
  Investment advisory fees                                            570,636
  Distribution fees:
    Class A Shares                                                     85,547
    Class B Shares                                                     25,885
    Class C Shares                                                        485
  Professional fees                                                    54,076
  Transfer agent fees                                                  49,901
  Accounting fees                                                      29,899
  Shareholder reporting fees                                           23,211
  Registration fees                                                    22,397
  Custody fees                                                         10,549
  Directors' fees                                                         959
  Miscellaneous                                                         3,338
                                                                 ------------
    Total expenses                                                    876,883
                                                                 ------------
EXPENSES IN EXCESS OF INCOME                                         (796,288)
                                                                 ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss from investment transactions                   (5,958,243)
  Net change in unrealized appreciation/depreciation
     on investments                                               (29,910,191)
                                                                 ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                   (35,868,434)
                                                                 ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $(36,664,722)
                                                                 ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                       Six Months            Year
                                                                          Ended              Ended
                                                                    April 30, 2001(1)  October 31, 2000
                                                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
  Expenses in excess of income                                       $   (796,288)      $  (1,935,391)
  Net realized gain (loss) from investment transactions                (5,958,243)         24,275,644
  Net change in unrealized appreciation/
    depreciation of investments                                       (29,910,191)         25,111,745
                                                                     ------------        ------------
Net increase (decrease) in net assets from operations                 (36,664,722)         47,451,998
                                                                     ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income and short-term gains:
    Class A Shares                                                             --          (1,000,134)
    Class B Shares                                                             --             (56,275)
    Institutional Shares                                                       --            (111,186)
    BIAT Shares                                                                --            (934,598)
  Net realized long-term gains:
    Class A Shares                                                    (10,557,715)         (1,111,273)
    Class B Shares                                                       (784,372)            (62,528)
    Class C Shares                                                        (13,342)                 --
    Institutional Shares                                                 (291,469)           (123,540)
    BIAT Shares                                                        (9,368,502)         (1,038,442)
                                                                     ------------        ------------
Total distributions                                                   (21,015,400)         (4,437,976)
                                                                     ------------        ------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                         26,208,100          27,137,624
  Dividend reinvestments                                               19,873,068           4,247,011
  Cost of shares redeemed                                             (39,558,861)        (49,110,205)
                                                                     ------------        ------------
  Net increase (decrease) in net assets
    from capital share transactions                                     6,522,307         (17,725,570)
                                                                     ------------        ------------
Total increase (decrease) in net assets                               (51,157,815)         25,288,452

NET ASSETS
  Beginning of period                                                 171,785,858         146,497,406
                                                                     ------------        ------------
  End of period (including accumulated net investment loss
    of $(807,542) and $(11,254), respectively)                       $120,628,043        $171,785,858
                                                                     ============        ============

--------------------------------------------------------------------------------
(1) UNAUDITED.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected data and ratios for a share outstanding throughout the period:

                                               For the                                          For the Period
                                             Six Months                                         May 9, 1997(2)
                                                Ended                                               through
                                              April 30,      For the Years Ended October 31,      October 31,
                                               2001(1)        2000        1999        1998           1997
                                               ------        ------      ------      ------         ------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period           $31.96        $24.56      $19.19      $23.24         $18.64
                                               ------        ------      ------      ------         ------
INCOME FROM INVESTMENT OPERATIONS
  Expenses in excess of income                  (0.12)        (0.30)      (0.21)      (0.17)3        (0.06)
  Net realized and unrealized gain (loss)
    on investments                              (6.05)         8.46        5.58       (2.83)          4.66
                                               ------        ------      ------      ------         ------
Total from investment operations                (6.17)         8.16        5.37       (3.00)          4.60
                                               ------        ------      ------      ------         ------
DISTRIBUTIONS TO SHAREHOLDERS
  Net realized short-term gains                    --         (0.36)         --       (0.21)         --
  Net realized long-term gains                  (3.98)        (0.40)         --       (0.84)         --
                                               ------        ------      ------      ------         ------
Total distributions                             (3.98)        (0.76)         --       (1.05)         --
                                               ------        ------      ------      ------         ------
NET ASSET VALUE, end of period                 $21.81        $31.96      $24.56      $19.19         $23.24
                                               ======        ======      ======      ======         ======
TOTAL INVESTMENT RETURN(3)                     (21.01)%       33.62%      27.98%     (13.26)%        24.68%
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period (000s omitted)    $52,501(3)    $76,868     $65,021     $46,628        $35,653
  Ratios to average net assets:
    Expenses in excess of income                (1.03)%(4)    (0.89)%     (0.94)%     (0.80)%        (0.69)%(4)
    Expenses                                     1.14%(4)      1.07%       1.15%       1.16%          1.19%(4)
PORTFOLIO TURNOVER RATE                            14%           36%         38%         23%            42%

-----------------------
(1) UNAUDITED.

(2) COMMENCEMENT OF OPERATIONS.

(3) CALCULATION BASED ON AVERAGE SHARES.

(4) ANNUALIZED.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (unaudited)
APRIL 30, 2001
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Emerging Growth Fund, Inc. (the `Fund'), which was organized as a Maryland Corporation on July 2, 1987, began operations June 15, 1988. The Fund is registered under the Investment Company Act of 1940, as amended (the `1940 Act') as a diversified, open-end management investment company. The Fund seeks long-term capital appreciation primarily through investment in a diversified portfolio of common stocks of small and mid-sized emerging growth companies. Prior to April 9, 2001, the Fund was known as the Flag Investors Emerging Growth Fund, Inc.

The Fund consists of five share classes: Deutsche Asset Management Class A Shares, (`Class AShares') which began operations June 15, 1988; Deutsche Asset Management Class B Shares, (`Class BShares') which began operations June 20, 1996; Deutsche Asset Management Class C Shares, (`Class CShares') which began operations July 31, 2000; Deutsche Asset Management Institutional Shares, (`Institutional Shares') which began operations November 2, 1995; and Brown Investment Advisory & Trust (BIAT) Shares (formerly, Alex. Brown Capital Advisory & Trust Shares), which began operations May 9, 1997.

The Class A, Class B and Class C Shares are subject to different sales charges. The Class A Shares have a front-end sales charge and the Class B and Class C Shares have a contingent deferred sales charge. In addition, the Class A Shares have a different distribution fee than the Class B and Class CShares. The Institutional Shares and BIAT Shares have neither a sales charge nor a distribution fee.

B. VALUATION OF SECURITIES
The Fund values a portfolio security that is primarily traded on a national exchange, or the NASDAQ National Market, by using the last sales price reported for the day. If there are no sales or the security is not listed on an exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available or may be unreliable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. At April 30, 2001 there were no fair valued securities. The Fund values short-term obligations with maturities of 60 days or less at amortized cost, which approximates fair market value.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are accounted for on a trade date basis.Dividend income is recorded on the ex-dividend date.Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments.Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.Income, gains and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

In November 2000, a revised AICPAAudit andAccounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities. management expects that there will be no impact to the Fund as a result of the adoption of these principles to the Fund's financial statements.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income.Dividends and distributions payable to shareholders are recorded by theFund on the ex-dividend date.Distributions of net realized short-term and long-term capital gains, if any, earned by theFund are made at least annually to the extent they exceed capital loss carryforwards.

E. REPURCHASE AGREEMENTS
The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the seller agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
APRIL 30, 2001
--------------------------------------------------------------------------------
F. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders.Therefore, no federal income tax provision is required.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Investment Company Capital Corp. (`ICCC'), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's investment advisor and as of May 7, 2001, Brown Advisory Incorporated (`Brown Advisory') is the Fund's sub-advisor. Prior to May 7, 2001, Brown Advisory's affiliate,Brown InvestmentAdvisory &Trust (`Brown Trust'), was the Fund's sub-advisor. As compensation for its advisory services, the Fund pays ICCC an annual fee equal to 0.85% of the Fund's average daily net assets. As compensation for its sub-advisory services, ICCC pays Brown Advisory an annual fee equal to 0.55% of the Fund's average daily net assets. Brown Advisory provides the same services that Brown Trustprovided to the Fund and is entitled to receive the same rate of compensation.

ICCC provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets.

ICCC also provides transfer agency services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly.

Certain officers and directors of the Fund are also officers or directors of ICCC. These persons are not paid by the Fund for serving in these capacities.

ICC Distributors, Inc. (`ICCD'), a non-affiliated entity, provides distribution services to the Fund for which ICCD is paid an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly. This fee is paid at the following annual rates; 0.25% of the Class A Shares' average daily net assets and 0.75% of the Class B and Class C Shares' average daily net assets. Class B and Class C Shares are also subject to a 0.25% shareholder servicing fee. No distribution fees are charged to the Institutional Shares or BIAT Shares.

Bankers Trust Company, an affiliate of ICCC, provides custody services to the Fund for which the Fund pays Bankers Trust an annual fee.

The Fund participates along with other former Flag Investors Funds in a retirement plan (the Plan) for eligible Directors. On February 12, 2001, the Board of Directors of theFund, as well as each Fund participating in the Plan, voted to amend the Plan.The amendments provide that no further benefits would accrue to any current or future Directors and include a one-time payment of benefits accrued under the Plan to Directors as calculated based on certain actuarial assumptions. At each Director's election, this one-time payment could be transferred into the Director's Deferred Compensation Plan or be paid to them in a lump sum cash distribution. Two retired directors will continue to receive benefits under the provisions of the Plan. The actuarially computed pension expense allocated to theFund for the year ended April 30, 2001 was $682 and the accrued liability was $10,087.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
APRIL 30, 2001
--------------------------------------------------------------------------------

NOTE 3--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 35 million shares of $.001 par value capital stock (8 million Class A Shares, 1 million Class B Shares, 15 million Class C Shares, 5 million Institutional Shares, 5 million BIAT Shares and 1 million undesignated). Transactions in capital shares were as follows:

                                                     Class A Shares
                 --------------------------------------------------
                 For the Six Months Ended        For the Year Ended
                       April 30, 2001 (1)          October 31, 2000
                 ------------------------   -----------------------
                     Shares        Amount      Shares        Amount
                  ---------- ------------   ---------- ------------
Sold              1,005,063  $ 22,857,624     426,108  $ 15,695,330
Reinvested          384,954     9,581,515      70,927     1,990,933
Redeemed         (1,170,998)  (25,885,045)   (713,733)  (23,051,067)
                 ----------  ------------    --------  ------------
Net increase
  (decrease)        219,019  $  6,554,094    (216,698) $ (5,364,804)
                 ==========  ============    ========  ============

                                                      Class B Shares
                 ---------------------------------------------------
                 For the Six Months Ended         For the Year Ended
                       April 30, 2001 (1)           October 31, 2000
                 ------------------------   ------------------------
                     Shares        Amount      Shares         Amount
                  ---------- ------------   ----------  ------------
Sold                  29,377  $   675,735     281,564   $  9,329,207
Reinvested            29,229      695,954       3,893        106,032
Redeemed            (112,670)  (2,713,924)   (173,094)    (5,764,560)
                  ----------  -----------    --------   ------------
Net increase
  (decrease)         (54,064) $(1,342,235)    112,363   $  3,670,679
                  ==========  ============   ========   ============

                                                      Class C Shares
                 ---------------------------------------------------
                                                      For the Period
                 For the Six Months Ended          July 31, 2000 (2)
                       April 30, 2001 (1)   through October 31, 2000
                 ------------------------   ------------------------
                     Shares        Amount      Shares         Amount
                  ---------- ------------   ----------  ------------
Sold                   1,226      $28,544        3,352     $ 100,000
Reinvested               560       13,342           --            --
Redeemed                  --           --           --            --
                       -----      -------        -----     ---------
Net increase           1,786      $41,886        3,352     $ 100,000
                       =====      ========       =====     =========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
APRIL 30, 2001
--------------------------------------------------------------------------------

                                                Institutional Shares
                 ---------------------------------------------------
                 For the Six Months Ended         For the Year Ended
                       April 30, 2001 (1)           October 31, 2000
                 ------------------------   ------------------------
                     Shares        Amount      Shares         Amount
                  ---------- ------------   ----------  ------------
Sold                      --     $     --      13,569   $   555,831
Reinvested            10,386      261,633       7,771       219,845
Redeemed             (12,643)    (244,270)   (256,358)   (8,389,236)
                    --------    ---------    --------   -----------
Net increase
  (decrease)          (2,257)   $  17,363    (235,018)  $(7,613,560)
                    ========    =========    ========   ===========

                                                Institutional Shares
                 ---------------------------------------------------
                 For the Six Months Ended         For the Year Ended
                       April 30, 2001 (1)           October 31, 2000
                 ------------------------   ------------------------
                     Shares        Amount      Shares         Amount
                  ---------- ------------   ----------  ------------
Sold                116,514  $ 2,646,197      44,374   $   1,457,256
Reinvested          369,719    9,320,624      68,181       1,930,201
Redeemed           (484,117) (10,715,622)   (354,868)    (11,905,342)
                   --------  -----------   ---------   -------------
Net increase
  (decrease)          2,116  $ 1,251,199    (242,313)  $  (8,517,885)
                   ========  ===========    ========   =============

----------------------------
(1) UNAUDITED.

(2) INCEPTION DATE.

NOTE 4--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended April 30, 2001, were $19,720,075 and $35,527,356, respectively.

For federal income tax purposes, the tax basis of investments held at April 30, 2001 was $78,205,592. The aggregate gross unrealized appreciation for all investments at April 30, 2001, was $48,081,670 and the aggregate gross unrealized depreciation for all investments was $7,053,912.

NOTE 5--CONCENTRATION OF OWNERSHIP
From time to time the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of April 30, 2001, there was one shareholder who individually held greater than 10% of the outstanding shares of the Emerging Growth Fund. This shareholder held 41% of the total shares outstanding of the Fund.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)
APRIL 30, 2001
--------------------------------------------------------------------------------

NOTE 6--RISKS OF INVESTING IN SMALL AND EMERGING GROWTH COMPANIES
There are risks to investors inherent in the characteristics of emerging growth companies. The Fund may invest in companies that have relatively small revenues and lack depth of management. Investments in such companies tend to be volatile and are therefore speculative. They may have a small share of the market for their products or services and they may provide goods or services to a regional or limited market. Small companies may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, they may be developing or marketing new products or services for which markets are not yet established and may never become established. Such companies may have or may develop only a regional market for products or services and thus be affected by local or regional market conditions. Moreover, small companies may have insignificant market share in their industries and may have difficulty maintaining or increasing their market share in competition with larger companies. Due to these and other factors, small companies may suffer significant losses.

NOTE 7--SUBSEQUENT EVENT
On May 7, 2001, Deutsche Asset Management formally changed the name of its `Flag Investors' family of mutual funds to `Deutsche Asset Management.' As a result, this change will affect the name of the Fund and will result in modifications to the presentation of the periodic reports for certain of the Fund's classes of shares.

                               INVESTMENT ADVISOR
                        Investment Company Capital Corp.
                                One South Street
                            Baltimore, Maryland 21202

                             INVESTMENT SUB-ADVISOR
                           Brown Advisory Incorporated
                                  Furness House
                                 19 South Street
                            Baltimore, Maryland 21202

                                   DISTRIBUTOR
                              ICC Distributors,Inc.
                               Two Portland Square
                              Portland, Maine 04101

                                 TRANSFER AGENT
                        Investment Company Capital Corp.
                                One South Street
                            Baltimore, Maryland 21202

               This report is authorized for distribution only to
                 shareholders and to others who have received a
                         copy of the Fund's prospectus.